Trust Account and Fair Value Measurement - Treasury Bills (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 294,948,867	$ 290,445,374
Cash and Cash Equivalents, Fair Value Disclosure	$ 531,483	$ 15,778
Debt Securities, Held-to-maturity, Type		us-gaap:USTreasurySecuritiesMember
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Held-to-maturity, Fair Value		$ 290,409,061
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank Discount Yield Rate		2.05%